CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	200,000,000
Common stock, shares issued	7,399,086	7,277,192	7,021,404
Common stock, shares outstanding	7,399,086	7,277,192	7,021,404